Credit quality - Financial assets in default, but not impaired (Details) - AUD ($) $ in Millions	Mar. 31, 2019	Oct. 01, 2018	Sep. 30, 2018	Mar. 31, 2018
Provisions for expected credit losses/Provisions for impairment charges
Credit quality
Financial assets		$ 4,044	$ 3,053
90 days past due or otherwise in default, not impaired | Gross amount
Credit quality
Financial assets	$ 4,522		4,017	$ 3,769
Financial assets, percentage movement from prior period	13.00%
Financial assets, percentage movement from same period in prior year	20.00%
90 days past due or otherwise in default, not impaired | Gross amount | Australia
Credit quality
Financial assets	$ 4,295		3,861	3,596
Financial assets, percentage movement from prior period	11.00%
Financial assets, percentage movement from same period in prior year	19.00%
90 days past due or otherwise in default, not impaired | Gross amount | New Zealand
Credit quality
Financial assets	$ 192		127	155
Financial assets, percentage movement from prior period	51.00%
Financial assets, percentage movement from same period in prior year	24.00%
90 days past due or otherwise in default, not impaired | Gross amount | Other overseas
Credit quality
Financial assets	$ 35		29	$ 18
Financial assets, percentage movement from prior period	21.00%
Financial assets, percentage movement from same period in prior year	94.00%
Loans | Provisions for expected credit losses/Provisions for impairment charges
Credit quality
Financial assets	$ (3,637)	$ 3,696	$ 2,814
Loans | Provisions for expected credit losses/Provisions for impairment charges | Non-performing - Stage 3
Credit quality
Financial assets	(1,358)
Loans | 90 days past due or otherwise in default, not impaired | Provisions for expected credit losses/Provisions for impairment charges | Non-performing - Stage 3
Credit quality
Financial assets	$ (558)